COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 16,748	$ 9,534	$ 128,983	$ 25,424